Summary of significant accounting policies (Details)	12 Months Ended
Mar. 31, 2021
Office equipment, fixtures and furniture [Member] | Minimum [Member]
Estimated useful lives	3 years
Office equipment, fixtures and furniture [Member] | Maximum [Member]
Estimated useful lives	5 years
Computer Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years
Computer Equipment [Member] | Maximum [Member]
Estimated useful lives	5 years